Derivative financial instruments - Effect on the income statement and OCI of recycling amounts in respect of Cash flow hedges and Net investment hedges of foreign operations (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Amounts reclassified in relation to cash flows affecting profit or loss	£ 630	£ 268
Recycled to other income
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Amounts reclassified in relation to cash flows affecting profit or loss	0	0
Amount recycled from OCI due to sale of investment or cash flows no longer expected to occur, hedges of net investments in foreign operations	(26)	(4)
Interest rate risk | Recycled to net interest income
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Amount recycled from OCI due to hedged item affecting income statement, cash flow hedges	541	489
Amount recycled from OCI due to sale of investment or cash flows no longer expected to occur, cash flow hedges	2	17
Foreign exchange risk | Recycled to net interest income
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Amounts reclassified in relation to cash flows affecting profit or loss	630	268
Amount recycled from OCI due to sale of investment or cash flows no longer expected to occur, hedges of net investments in foreign operations	£ 0	£ 0